SCHEDULE OF FUNDS RECEIVED UNDER THE SUBSCRIPTION AGREEMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts	$ 311,693	$ 2,566,018
Subscription Agreements [Member] | Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts	311,693	2,441,471
Subscription Agreements [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts		124,547
Subscription Agreements Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts	1,898,468
Subscription Agreements Two [Member] | Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts	$ 1,898,468